Other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other current assets
Tax recoverable	€ 7,444	€ 7,078
Prepaid expenses	5,592	5,374
Other receivable of royalties	4,975	4,147
Advances and payments on account to vendors	4,261	4,486
Deposits of rental, utility and other	1,808	1,859
Other	5,032	2,706
Total other current assets	€ 29,112	€ 25,650